OPERATING REVENUES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 484,037,000	$ 406,327,000	$ 346,159,000
Capitalized voyage expense during the period	29,500,000	20,200,000
Capitalized contract cost, accumulated amortization	24,700,000	17,000,000.0
Capitalized fulfillment costs	4,900,000	3,200,000
Capitalized contract cost, amortization	3,200,000	3,200,000	13,300,000
Capitalized contract cost, impairment loss	0	0	0
Deferred charter revenue	29,153,000	34,626,000
Contract with customer, liability, revenue recognized	20,000,000
Allowance for credit loss	100,000
Total operating revenues	1,113,456,000	1,203,181,000	607,943,000
Other operating income (expenses), net - related party	$ (413,000)	(2,008,000)	2,965,000
Operating Lease Income Comprehensive Income Extensible List Not Disclosed Flag	operating leases
CCL
Disaggregation of Revenue [Line Items]
Total operating revenues	$ 378,700,000	264,100,000
Supramax Vessels
Disaggregation of Revenue [Line Items]
Lease revenue	0	17,300,000	8,600,000
Demurrage
Disaggregation of Revenue [Line Items]
Revenues	29,300,000	49,100,000	$ 16,600,000
Ongoing Voyages
Disaggregation of Revenue [Line Items]
Deferred charter revenue	$ 16,200,000	$ 20,000,000